Expense Example - FidelityStockSelectorSmallCapFund-AMCIZPRO - FidelityStockSelectorSmallCapFund-AMCIZPRO - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Stock Selector Small Cap Fund - Class A
Expense Example:
1 year	$ 686
3 years	922
5 years	1,177
10 years	1,903
Fidelity Advisor Stock Selector Small Cap Fund - Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,054
Fidelity Advisor Stock Selector Small Cap Fund - Class M
Expense Example:
1 year	490
3 years	787
5 years	1,104
10 years	2,003
Fidelity Advisor Stock Selector Small Cap Fund - Class I
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	1,108
Fidelity Advisor Stock Selector Small Cap Fund - Class Z
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	$ 942